COMMITMENTS, GUARANTEES AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Potential Amount of Future Payments	The maximum potential amount of future payments FET and the FET Subsidiaries could be required to make under these guarantees as of September 30, 2025 was $47 million, as summarized below:

Guarantees and Other Assurances	Maximum Exposure
(In millions)
Surety Bonds (1)	$34
LOCs	13

Total Guarantees and Other Assurances	$47

(1)
Surety Bonds are not tied to a credit rating, and their impact assumes maximum contractual obligations, which is ordinarily 100% of the face amount of the surety bond except with respect to $1 million of surety bond obligations for which the collateral obligation is capped at 60% of the face amount, and typical obligations require 30 days to cure.

The maximum potential amount of future payments FET and the FET Subsidiaries could be required to make under these guarantees as of December 31, 2024 and December 31, 2023, was $26 million and $21 million, respectively, as summarized below:

Guarantees and Other Assurances	Maximum Exposure
	As of December 31, 2024	As of December 31, 2023
	(In millions)
Surety Bonds (1)	$20	$21
LOCs	6	—

Total Guarantees and Other Assurances	$26	$21

(1)
Surety bonds are not tied to a credit rating, and their impact assumes maximum contractual obligations, which is ordinarily 100% of the face amount of the surety bond except with respect to $1 million as of December 31, 2024 and December 31, 2023 of surety bond obligations for which the collateral obligation is capped at 60% of the face amount, and typical obligations require 30 days to cure.